Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income
Interest and fees on loans	$ 31,207	$ 30,941	$ 24,652
Interest on securities
Taxable	4,440	7,837	7,993
Non-taxable	2,800	1,501	1,808
Other interest	62	282	908
Total interest income	38,509	40,561	35,361
Interest expense
Deposits	4,260	6,556	7,719
Other borrowed funds	755	871	2,003
Total interest expense	5,015	7,427	9,722
Net interest income	33,494	33,134	25,639
Provision for loan losses	1,409	1,485	573
Net interest income after provision for loan losses	32,085	31,649	25,066
Non-interest income
Net gains on sales of securities	1,378	829	191
Other income	3,030	2,673	2,015
Total non-interest income	12,188	10,460	9,748
Non-interest expense
Salaries and employee benefits	18,460	17,476	14,883
Occupancy expense	3,193	3,105	2,593
Equipment expense	3,942	4,255	2,652
Other real estate expense	914	230
Other expense	8,839	8,360	7,430
Total non-interest expense	35,348	33,426	27,558
Income before income taxes	8,925	8,683	7,256
Income tax expense	1,431	1,752	1,354
Net income	$ 7,494	$ 6,931	$ 5,902
Net income per share – basic	$ 1.34	$ 1.24	$ 1.17
Net income per share – diluted	$ 1.34	$ 1.24	$ 1.17
Weighted average shares outstanding
Basic	5,584,396	5,577,352	5,063,736
Diluted	5,584,483	5,579,916	5,066,103
Deposit Account [Member]
Non-interest income
Other income	$ 3,499	$ 3,352	$ 4,413
Financial Service, Other [Member]
Non-interest income
Other income	$ 4,281	$ 3,606	$ 3,129